Post balance sheet events (Details) - Completion of equity investment - Athene Life Re Ltd - US insurance operations - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jul. 17, 2020
Post balance sheet events
Investment amount		$ 500
Economic interest to be transferred (as a percent)		11.10%
Voting interest to be transferred (as a percent)		9.90%
Pro Forma
Post balance sheet events
Reduction in shareholder's equity for investment transaction, if the transaction had completed at balance sheet date	$ (550)
Impact on profit or loss for investment transaction, if the transaction had completed at balance sheet date	$ 0